Derivatives and hedge accounting - Additional information (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
- fair value hedges | Euro
Net Interest Income at Risk [Line Items]
Average rate of hedging instrument	2.76%	2.75%
- fair value hedges | US Dollar
Net Interest Income at Risk [Line Items]
Average rate of hedging instrument	3.93%	3.86%
- fair value hedges | Hedged item affected statement of profit or loss
Net Interest Income at Risk [Line Items]
Derivative financial liabilities held for hedging	€ 113,000,000	€ 244,000,000
Cash flow hedges | Euro | Average
Net Interest Income at Risk [Line Items]
Fixed interest rate	1.26%	0.51%
Cash flow hedges | US Dollar | – Cross currency swaps
Net Interest Income at Risk [Line Items]
Average foreign exchange rate	0.98	0.99
Cash flow hedges | US Dollar | Average | – Interest rate swaps
Net Interest Income at Risk [Line Items]
Fixed interest rate	4.33%	1.96%
Cash flow hedges | Polish Zloty | Average | – Interest rate swaps
Net Interest Income at Risk [Line Items]
Fixed interest rate	4.09%	3.27%
Cash flow hedges | Australian Dollar | – Cross currency swaps
Net Interest Income at Risk [Line Items]
Average foreign exchange rate	1.58	1.58
Cash flow hedges | Australian Dollar | Average | – Interest rate swaps
Net Interest Income at Risk [Line Items]
Fixed interest rate	2.80%	1.28%
Cash flow hedges | Hedged item affected statement of profit or loss
Net Interest Income at Risk [Line Items]
Derivative financial liabilities held for hedging	€ 458,000,000	€ 1,275,000,000
- hedges of net investments in foreign operations | US Dollar
Net Interest Income at Risk [Line Items]
Average foreign exchange rate	1.08	1.06
- hedges of net investments in foreign operations | Polish Zloty
Net Interest Income at Risk [Line Items]
Average foreign exchange rate	4.54	4.68
- hedges of net investments in foreign operations | Australian Dollar
Net Interest Income at Risk [Line Items]
Average foreign exchange rate	1.63	1.52
- hedges of net investments in foreign operations | Thai Baht
Net Interest Income at Risk [Line Items]
Average foreign exchange rate	37.65	36.87
- hedges of net investments in foreign operations | Hedged item affected statement of profit or loss
Net Interest Income at Risk [Line Items]
Derivative financial liabilities held for hedging	€ 92,000,000	€ 83,000,000
Financial assets at fair value through profit or loss | - fair value hedges
Net Interest Income at Risk [Line Items]
Derivative financial assets held for hedging	716,000,000	836,000,000
Financial assets at fair value through profit or loss | Cash flow hedges
Net Interest Income at Risk [Line Items]
Derivative financial assets held for hedging	440,000,000	814,000,000
Financial assets at fair value through profit or loss | - hedges of net investments in foreign operations
Net Interest Income at Risk [Line Items]
Derivative financial assets held for hedging	€ 100,000,000	€ 119,000,000